Financial risks (Tables)	12 Months Ended
Dec. 31, 2023
Financial risks
Schedule of currency exposure.

	2023	2022
	$	$
Cash	20,110	54,242
Accounts receivable	1,724	921
Accounts payable	3,413	(7,425)
Net exposure, in US dollars	25,248	47,738
Net exposure, equivalent in Canadian dollars	33,392	64,656

Summary of company's contractual obligations and commitments

	Total[1]	less than 1 year	1-2 years	More than 3 years
Accounts payable and accrued liabilities	25,379	25,379	—	—
Lease obligations	1,729	1,089	517	123
Long-term debt (Note 15)	16,923	11,821	3,739	1,363
Deferred consideration and contingent payments (Note 16)	15,872	3,307	6,613	5,952
Warrant liability	—	—	—	—
Purchase obligations (Note 33)	7,457	7,438	19	—
Capital commitments (Note 33)	16,584	9,036	7,548	—
Total	83,944	58,070	18,436	7,438